Offerings	Apr. 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.700% Senior Notes due 2031
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 998,560,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,901.14
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form S-3 (File No. 333-295336) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2033
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 748,350,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,347.13
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form S-3 (File No. 333-295336) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.300% Senior Notes due 2036
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,245,925,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,062.24
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form S-3 (File No. 333-295336) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.